Related party transactions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Fee and commission expense	£ 883	£ 550
Parent and other members of the group
Disclosure of transactions between related parties [line items]
Interest income on other financial assets	7	7
Interest expense on other financial liabilities	684	475
Fee and commission expense	£ 367	£ 46